Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	52,800,000
Proposed Maximum Offering Price per Unit	30.94
Maximum Aggregate Offering Price	$ 1,633,632,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 225,604.58
Offering Note	The Amount Registered represents 52,800,000 shares of common stock, par value $0.01 per share (the "Common Stock") of Keurig Dr Pepper Inc. (the "Registrant") issuable under the Registrant's Omnibus Stock Incentive Plan of 2026 (the "Incentive Plan"), including 8,800,000 shares of Common Stock that may again become available for issuance under the Incentive Plan as a result of outstanding awards that are cancelled, terminated, forfeited, fail to vest, or for any other reason are not paid or delivered in shares pursuant to the terms of the Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock that become issuable under the Incentive Plan to prevent dilution in the event of stock splits, stock dividends or similar transactions. The Proposed Maximum Offering Price Per Unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and is based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Stock Market, on June 18, 2026.